Securities (Tables)	6 Months Ended
Apr. 30, 2026
Disclosure of Securities [Abstract]
Summary of Classification of Securities
The following table summarizes the carrying amounts of the bank’s securities by classification:

(Canadian $ in millions)	April 30, 2026	October 31, 2025
Trading securities (1)	$207,475	$192,303
Fair value through profit or loss securities (FVTPL)
FVTPL securities mandatorily measured at fair value	8,121	7,818
FVTPL investment securities held by Insurance subsidiaries designated at fair value	15,129	13,536
Total FVTPL securities	23,250	21,354
Fair value through other comprehensive income (FVOCI) securities (2)	122,176	113,209
Amortized cost securities (3)	91,678	96,610
Total	$444,579	$423,476
(1)Trading securities include interests of $44,622 million as at April 30, 2026 ($32,048 million as at October 31, 2025) in Collateralized Mortgage Obligations (CMO). We receive CMO in return for our sales of Mortgage Backed Securities (MBS) to certain structured vehicles that we do not consolidate. When we subsequently sell these CMO to third parties, but do not transfer substantially all risks and rewards of ownership to the third-party investor, or we maintain an interest in the sold instrument, we retain these CMO on our Consolidated Balance Sheet. Refer to Note 6 of our annual consolidated financial statements for the year ended October 31, 2025 for further discussion on these vehicles.
(2)As these securities are presented at fair value on the Balance Sheet, ACL of $9 million ($6 million as at October 31, 2025) is included in Accumulated Other Comprehensive Income.
(3)Amounts are net of ACL of $4 million ($4 million as at October 31, 2025).

Summary of Detailed Information About Amortized Cost Securities
The following table summarizes the carrying value and fair value of amortized cost debt securities:

(Canadian $ in millions)	April 30, 2026		October 31, 2025
	Carrying value	Fair value	Carrying value	Fair value
Issued or guaranteed by:
Canadian federal government	$810	$810	$949	$943
Canadian provincial and municipal governments	7,055	7,108	6,182	6,220
U.S. federal government	41,234	38,671	43,468	40,432
U.S. states, municipalities and agencies	145	145	165	167
Other governments	451	451	525	523
NHA MBS, U.S. agency MBS and CMO (1)	35,154	32,217	37,770	34,838
Corporate debt	6,829	6,620	7,551	7,325
Total	$91,678	$86,022	$96,610	$90,448
(1)These amounts are either supported by insured mortgages or issued by U.S. agencies and government-sponsored enterprises. NHA refers to the National Housing Act.
The carrying value of securities that are part of fair value hedging relationships are adjusted for related gains (losses) on hedge contracts.

Summary of Unrealized Gains and Losses on Securities at Fair Value through other Comprehensive Income
The following table summarizes the unrealized gains and losses on FVOCI securities:

(Canadian $ in millions)	April 30, 2026				October 31, 2025
	Cost or	Gross	Gross		Cost or	Gross	Gross
	amortized	unrealized	unrealized		amortized	unrealized	unrealized
	cost	gains	losses	Fair value	cost	gains	losses	Fair value
Issued or guaranteed by:
Canadian federal government	$49,498	$138	$(139)	$49,497	$44,894	$443	$(2)	$45,335
Canadian provincial and municipal governments	7,866	64	(37)	7,893	5,525	132	(13)	5,644
U.S. federal government	23,642	150	(111)	23,681	20,515	327	(33)	20,809
U.S. states, municipalities and agencies	4,598	42	(62)	4,578	5,622	77	(65)	5,634
Other governments	3,840	12	(14)	3,838	4,039	35	(9)	4,065
NHA MBS, U.S. agency MBS and CMO	27,961	189	(232)	27,918	26,946	291	(222)	27,015
Corporate debt	4,584	13	(15)	4,582	4,491	37	(13)	4,515
Corporate equity	166	23	–	189	165	27	–	192
Total	$122,155	$631	$(610)	$122,176	$112,197	$1,369	$(357)	$113,209
Unrealized gains (losses) may be offset by related (losses) gains on hedge contracts.

Summary of Interest, Dividend and Fee Income
The following table presents interest income calculated using the effective interest method:

(Canadian $ in millions)	For the three months ended		For the six months ended
	April 30, 2026	April 30, 2025	April 30, 2026	April 30, 2025
FVOCI securities	$1,054	$1,079	$2,099	$2,176
Amortized cost securities	479	661	1,008	1,466
Total	$1,533	$1,740	$3,107	$3,642

Summary of Non Interest Revenue
Net gains and losses from securities, excluding gains and losses on trading securities, have been included in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	For the three months ended		For the six months ended
	April 30, 2026	April 30, 2025	April 30, 2026	April 30, 2025
FVTPL securities	$60	$47	$128	$96
FVOCI securities - net realized gains (1)	32	20	46	29
Impairment on FVOCI and amortized cost securities	(6)	(1)	(3)	(1)
Securities gains, other than trading	$86	$66	$171	$124
(1)Gains are net of (losses) on hedge contracts.

Summary of Interest and Dividend Income and Gains on Securities
Interest and dividend income and gains on securities held in our Insurance business are recorded as a component of non-interest revenue, insurance investment results, in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	For the three months ended		For the six months ended
	April 30, 2026	April 30, 2025	April 30, 2026	April 30, 2025
Interest and dividend income	$150	$133	$296	$269
Losses from securities designated at FVTPL (1)	(194)	(304)	(393)	(23)
Realized gains (losses) from FVOCI securities	(3)	2	(2)	2
Total interest and dividend income and gains held in our Insurance business	$(47)	$(169)	$(99)	$248
(1) Gains (losses) on these securities may be offset by certain (losses) gains from changes in insurance-related liabilities.